TAXATION (Reconciliation of Accrued Unrecognized Tax Positions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Balance at the beginning of year	¥ 36,090	$ 5,198	¥ 20,320
Additions based on tax positions related to the current year	9,507	1,369	11,983
Additions related to prior year tax position	2,308	332	5,944
Reversal related to prior year tax position	(3,743)	(539)
Reversal from prior year withholding tax	(4,069)	(586)
Decrease due to statute of limitation	(1,673)	(241)	(2,157)
Balance at the end of year	¥ 38,420	$ 5,533	¥ 36,090